Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jan. 24, 2024
Entity Registrant Name	BROOKFIELD INVESTMENT FUNDS
Entity Central Index Key	0001520738
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 24, 2024
Document Effective Date	Jan. 24, 2024
Prospectus Date	May 01, 2023
Oaktree Emerging Markets Equity Fund | Class A
Prospectus:
Trading Symbol	OEQAX
Oaktree Emerging Markets Equity Fund | Class I
Prospectus:
Trading Symbol	OEQIX
Oaktree Emerging Markets Equity Fund | Class C
Prospectus:
Trading Symbol	OEQCX